Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

September 30, 2019

O1T-QTLY-1119
1.951057.106

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
COMMUNICATION SERVICES - 15.9%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	33,528	$713,476
Entertainment - 2.9%
Activision Blizzard, Inc.	120,040	6,352,517
Live Nation Entertainment, Inc. (a)	56,000	3,715,040
Netflix, Inc. (a)	458,599	122,730,264
Spotify Technology SA (a)	28,100	3,203,400
The Walt Disney Co.	409,900	53,418,168
		189,419,389
Interactive Media & Services - 12.0%
Alphabet, Inc.:
Class A (a)	97,100	118,572,694
Class C (a)	103,143	125,731,317
CarGurus, Inc. Class A (a)	109,775	3,397,536
Facebook, Inc. Class A (a)	2,734,230	486,911,684
Match Group, Inc. (b)	8,000	571,520
Pinterest, Inc.	1,929,485	48,483,134
Twitter, Inc. (a)	235,600	9,706,720
		793,374,605
Media - 0.5%
Charter Communications, Inc. Class A (a)	10,800	4,450,896
Comcast Corp. Class A	124,500	5,612,460
Liberty Media Corp. Liberty Formula One Group Series C (a)	603,899	25,116,159
		35,179,515
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	31,700	1,250,896
T-Mobile U.S., Inc. (a)	383,481	30,206,798
		31,457,694

TOTAL COMMUNICATION SERVICES		1,050,144,679

CONSUMER DISCRETIONARY - 12.2%
Automobiles - 0.1%
General Motors Co.	24,800	929,504
Toyota Motor Corp.	79,500	5,339,240
		6,268,744
Hotels, Restaurants & Leisure - 1.9%
Chipotle Mexican Grill, Inc. (a)	38,000	31,937,860
Evolution Gaming Group AB (c)	75,300	1,480,903
Hilton Worldwide Holdings, Inc.	52,400	4,878,964
Marriott International, Inc. Class A	16,466	2,047,876
McDonald's Corp.	354,900	76,200,579
Sea Ltd. ADR (a)	20,800	643,760
Starbucks Corp.	85,700	7,577,594
		124,767,536
Household Durables - 0.1%
Blu Homes, Inc. (a)(d)(e)	21,093,998	36,484
D.R. Horton, Inc.	13,100	690,501
Mohawk Industries, Inc. (a)	36,700	4,553,369
		5,280,354
Internet & Direct Marketing Retail - 6.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	19,100	3,194,093
Amazon.com, Inc. (a)	249,461	433,041,845
eBay, Inc.	320,496	12,492,934
Meituan Dianping Class B	68,100	695,971
MercadoLibre, Inc. (a)	9,300	5,126,439
Pinduoduo, Inc. ADR (a)	19,800	637,956
Wayfair LLC Class A (a)	2,100	235,452
		455,424,690
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	43,900	5,011,624
Specialty Retail - 1.6%
AutoZone, Inc. (a)	2,400	2,603,088
Burlington Stores, Inc. (a)	2,200	439,604
John David Group PLC	438,350	4,049,845
National Vision Holdings, Inc. (a)	48,792	1,174,423
O'Reilly Automotive, Inc. (a)	30,800	12,274,108
Ross Stores, Inc.	63,000	6,920,550
The Home Depot, Inc.	234,200	54,339,084
TJX Companies, Inc.	427,380	23,822,161
		105,622,863
Textiles, Apparel & Luxury Goods - 1.5%
adidas AG	141,626	44,094,436
Burberry Group PLC	56,000	1,496,903
Deckers Outdoor Corp. (a)	24,600	3,625,056
Gildan Activewear, Inc.	128,300	4,553,471
Hermes International SCA	2,620	1,810,494
lululemon athletica, Inc. (a)	24,700	4,755,491
LVMH Moet Hennessy Louis Vuitton SE	8,800	3,491,486
NIKE, Inc. Class B	267,100	25,086,032
Ralph Lauren Corp.	13,400	1,279,298
VF Corp.	123,826	11,019,276
		101,211,943

TOTAL CONSUMER DISCRETIONARY		803,587,754

CONSUMER STAPLES - 4.5%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	500	182,040
Budweiser Brewing Co. APAC Ltd. (a)(c)	843,800	3,035,988
Diageo PLC	147,504	6,025,587
Keurig Dr. Pepper, Inc.	575,700	15,728,124
Monster Beverage Corp. (a)	59,400	3,448,764
PepsiCo, Inc.	183,000	25,089,300
The Coca-Cola Co.	608,432	33,123,038
		86,632,841
Food & Staples Retailing - 1.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	128,600	3,940,944
Costco Wholesale Corp.	219,858	63,343,288
Walmart, Inc.	18,700	2,219,316
		69,503,548
Food Products - 0.2%
Barry Callebaut AG	341	703,149
Mondelez International, Inc.	190,600	10,543,992
The Simply Good Foods Co. (a)	169,397	4,910,819
		16,157,960
Personal Products - 1.9%
Estee Lauder Companies, Inc. Class A	526,152	104,677,940
Kao Corp.	33,000	2,447,839
L'Oreal SA	5,500	1,540,045
L'Oreal SA (a)	12,800	3,584,104
Shiseido Co. Ltd.	126,700	10,168,836
Unilever NV	82,000	4,923,887
		127,342,651

TOTAL CONSUMER STAPLES		299,637,000

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Birchcliff Energy Ltd.	1,263,000	2,040,095
Centennial Resource Development, Inc. Class A (a)	1,407,850	6,356,443
Continental Resources, Inc.	51,249	1,577,957
Hess Corp.	417,700	25,262,496
Magnolia Oil & Gas Corp. Class A (a)	407,000	4,517,700
Noble Energy, Inc.	82,900	1,861,934
Reliance Industries Ltd.	1,420,325	26,785,023
Tamarack Valley Energy Ltd. (a)	1,263,300	1,935,690
		70,337,338
FINANCIALS - 13.5%
Banks - 5.7%
Bank of America Corp.	5,441,946	158,741,565
Citigroup, Inc.	774,303	53,488,851
HDFC Bank Ltd. sponsored ADR	529,352	30,199,532
JPMorgan Chase & Co.	938,810	110,488,549
Kotak Mahindra Bank Ltd.	884,087	20,579,473
		373,497,970
Capital Markets - 0.9%
Bank of New York Mellon Corp.	444,583	20,099,597
Brookfield Asset Management, Inc.	124,816	6,626,481
Brookfield Asset Management, Inc. Class A	141,600	7,519,010
CME Group, Inc.	106,700	22,549,978
S&P Global, Inc.	5,000	1,224,900
Tradeweb Markets, Inc. Class A	4,200	155,316
		58,175,282
Consumer Finance - 1.1%
American Express Co.	582,102	68,851,025
Oportun Finance Corp.	245,860	3,589,064
		72,440,089
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class A (a)	980	305,595,360
Clarivate Analytics PLC (a)(b)	468,100	7,896,847
		313,492,207
Insurance - 1.1%
Admiral Group PLC	352,703	9,185,045
AFLAC, Inc.	29,000	1,517,280
Allstate Corp.	22,000	2,390,960
American International Group, Inc.	370,900	20,659,130
Chubb Ltd.	61,900	9,993,136
Fairfax Financial Holdings Ltd. (sub. vtg.)	12,000	5,289,655
Hapvida Participacoes e Investimentos SA (c)	221,300	2,868,146
Hiscox Ltd.	106,585	2,175,456
Marsh & McLennan Companies, Inc.	22,115	2,212,606
Progressive Corp.	167,000	12,900,750
The Travelers Companies, Inc.	4,700	698,843
		69,891,007

TOTAL FINANCIALS		887,496,555

HEALTH CARE - 10.8%
Biotechnology - 1.5%
23andMe, Inc. (a)(d)(e)	9,536	126,543
Acceleron Pharma, Inc. (a)	19,845	784,076
Alexion Pharmaceuticals, Inc. (a)	49,696	4,867,226
Allogene Therapeutics, Inc. (b)	57,290	1,561,439
Ascendis Pharma A/S sponsored ADR (a)	12,000	1,155,840
bluebird bio, Inc. (a)	30,600	2,809,692
Bridgebio Pharma, Inc.	32,000	687,040
Galapagos Genomics NV sponsored ADR (a)	3,500	534,310
Gossamer Bio, Inc.	33,900	569,181
Morphosys AG (a)	4,327	476,809
Neurocrine Biosciences, Inc. (a)	68,416	6,164,966
Regeneron Pharmaceuticals, Inc. (a)	46,804	12,983,430
Sage Therapeutics, Inc. (a)	18,200	2,553,278
Vertex Pharmaceuticals, Inc. (a)	376,382	63,766,638
Wuxi Biologics (Cayman), Inc. (a)(c)	64,500	658,356
		99,698,824
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	404,400	33,836,148
Alcon, Inc. (a)	106,740	6,221,875
Baxter International, Inc.	574,000	50,207,780
Boston Scientific Corp. (a)	53,600	2,180,984
Danaher Corp.	402,834	58,181,315
DexCom, Inc. (a)	129,603	19,341,952
Edwards Lifesciences Corp. (a)	217,029	47,726,847
Hoya Corp.	11,700	958,264
IDEXX Laboratories, Inc. (a)	5,687	1,546,466
Intuitive Surgical, Inc. (a)	31,039	16,758,887
Masimo Corp. (a)	9,200	1,368,868
ResMed, Inc.	30,790	4,160,037
Smith & Nephew PLC	87,100	2,097,535
Sonova Holding AG Class B	21,800	5,067,482
Stryker Corp.	98,900	21,392,070
		271,046,510
Health Care Providers & Services - 1.2%
Cigna Corp.	4,300	652,697
UnitedHealth Group, Inc.	347,200	75,453,504
		76,106,201
Health Care Technology - 0.5%
Cerner Corp.	44,431	3,028,861
Veeva Systems, Inc. Class A (a)	204,214	31,181,436
		34,210,297
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	23,200	1,169,280
Bio-Rad Laboratories, Inc. Class A (a)	4,000	1,330,960
IQVIA Holdings, Inc. (a)	121,790	18,192,990
Mettler-Toledo International, Inc. (a)	62,466	44,001,050
Thermo Fisher Scientific, Inc.	121,900	35,505,813
		100,200,093
Pharmaceuticals - 2.0%
AstraZeneca PLC:
(United Kingdom)	35,949	3,209,854
sponsored ADR	709,300	31,613,501
Eli Lilly & Co.	118,500	13,251,855
Hansoh Pharmaceutical Group Co. Ltd. (c)	1,166,000	3,570,435
Idorsia Ltd. (a)(b)	122,790	3,019,154
Merck & Co., Inc.	293,600	24,715,248
Novartis AG sponsored ADR	212,900	18,501,010
Roche Holding AG (participation certificate)	20,694	6,025,363
Turning Point Therapeutics, Inc.	36,000	1,353,600
Zoetis, Inc. Class A	195,115	24,309,378
		129,569,398

TOTAL HEALTH CARE		710,831,323

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.7%
Harris Corp.	71,702	14,959,905
Lockheed Martin Corp.	18,100	7,060,086
Northrop Grumman Corp.	24,000	8,994,960
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	18,191	3,892,874
Class C (a)(d)(e)	783	167,562
TransDigm Group, Inc.	24,166	12,582,511
		47,657,898
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	30,300	673,604
Toto Ltd.	180,800	6,808,989
		7,482,593
Commercial Services & Supplies - 0.5%
Cintas Corp.	84,142	22,558,470
Clean TeQ Holdings Ltd. (a)	42,400	8,728
TulCo LLC (a)(d)(e)(f)	7,549	4,138,163
Waste Connection, Inc. (United States)	20,500	1,886,000
		28,591,361
Electrical Equipment - 0.7%
AMETEK, Inc.	66,907	6,143,401
Fortive Corp.	527,195	36,144,489
Generac Holdings, Inc. (a)	31,792	2,490,585
		44,778,475
Industrial Conglomerates - 0.2%
General Electric Co.	1,568,814	14,025,197
Machinery - 0.1%
IDEX Corp.	24,200	3,965,896
Professional Services - 0.3%
CoStar Group, Inc. (a)	13,037	7,733,548
Experian PLC	150,334	4,804,074
FTI Consulting, Inc. (a)	88,227	9,351,180
		21,888,802
Road & Rail - 0.3%
Lyft, Inc.	40,892	1,670,029
Uber Technologies, Inc.	125,201	3,624,131
Union Pacific Corp.	103,100	16,700,138
		21,994,298

TOTAL INDUSTRIALS		190,384,520

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 0.2%
Motorola Solutions, Inc.	75,608	12,884,359
Telefonaktiebolaget LM Ericsson (B Shares)	123,800	988,708
		13,873,067
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	1,236,496	119,321,864
CDW Corp.	39,300	4,843,332
Keysight Technologies, Inc. (a)	90,400	8,791,400
		132,956,596
IT Services - 9.6%
Accenture PLC Class A	85,057	16,360,714
Adyen BV (a)(c)	11,520	7,588,982
ASAC II LP (a)(d)(e)	2,013,117	338,204
Automatic Data Processing, Inc.	22,200	3,583,524
Elastic NV	42,200	3,474,748
Endava PLC ADR (a)	6,500	246,025
EPAM Systems, Inc. (a)	37,455	6,828,796
Fidelity National Information Services, Inc.	10,900	1,447,084
Fiserv, Inc. (a)	26,100	2,703,699
Global Payments, Inc.	177,746	28,261,614
MasterCard, Inc. Class A	761,720	206,860,300
MongoDB, Inc. Class A (a)(b)	126,425	15,231,684
Netcompany Group A/S (a)(c)	29,200	1,164,598
Okta, Inc. (a)	210,192	20,695,504
PagSeguro Digital Ltd. (a)	46,300	2,144,153
PayPal Holdings, Inc. (a)	1,278,963	132,487,777
Shopify, Inc. Class A (a)	64,300	20,010,484
Twilio, Inc. Class A (a)(b)	41,900	4,607,324
Visa, Inc. Class A	883,900	152,039,639
Wix.com Ltd. (a)	24,000	2,801,760
		628,876,613
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	501,100	14,526,889
Analog Devices, Inc.	77,900	8,703,767
Applied Materials, Inc.	26,600	1,327,340
ASML Holding NV	8,600	2,136,412
KLA-Tencor Corp.	3,622	577,528
Lam Research Corp.	11,500	2,657,765
Marvell Technology Group Ltd.	114,100	2,849,077
Microchip Technology, Inc. (b)	85,675	7,960,064
NVIDIA Corp.	248,604	43,274,498
NXP Semiconductors NV	56,000	6,110,720
Qualcomm, Inc.	315,000	24,028,200
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	31,300	1,454,824
Texas Instruments, Inc.	13,900	1,796,436
Xilinx, Inc.	206,145	19,769,306
		137,172,826
Software - 18.0%
Adobe, Inc. (a)	782,849	216,262,036
Alteryx, Inc. Class A (a)	23,700	2,546,091
Atlassian Corp. PLC (a)	239,270	30,014,029
Ceridian HCM Holding, Inc. (a)	72,000	3,554,640
Cloudflare, Inc.	280,255	4,683,902
Coupa Software, Inc. (a)(b)	88,487	11,465,261
CyberArk Software Ltd. (a)	9,558	954,080
Datadog, Inc. Class A (a)	16,700	566,297
DocuSign, Inc. (a)	10,400	643,968
Dropbox, Inc. Class A (a)	342,008	6,898,301
HubSpot, Inc. (a)	3,400	515,474
Intuit, Inc.	217,504	57,843,014
Microsoft Corp.	2,625,000	364,953,750
Paycom Software, Inc. (a)	73,607	15,419,930
Rapid7, Inc. (a)	12,200	553,758
RingCentral, Inc. (a)	177,649	22,323,373
Salesforce.com, Inc. (a)	2,400,012	356,257,781
Slack Technologies, Inc. Class A (a)(b)	74,419	1,765,963
SurveyMonkey	316,636	5,414,476
Tanium, Inc. Class B (a)(d)(e)	188,500	1,768,130
Workday, Inc. Class A (a)	476,694	81,018,912
Zoom Video Communications, Inc. Class A (b)	4,500	342,900
		1,185,766,066
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	34,200	1,398,951

TOTAL INFORMATION TECHNOLOGY		2,100,044,119

MATERIALS - 2.2%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	20,700	4,592,502
Sherwin-Williams Co.	67,445	37,085,982
Westlake Chemical Corp.	79,922	5,236,489
		46,914,973
Construction Materials - 0.0%
Vulcan Materials Co.	300	45,372
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd. (Canada)	11,300	605,578
B2Gold Corp. (a)	1,583,686	5,152,045
Barrick Gold Corp.	69,900	1,211,367
Barrick Gold Corp. (Canada)	1,476,252	25,539,265
Franco-Nevada Corp.	283,400	25,823,337
Ivanhoe Mines Ltd. (a)	3,166,022	8,220,641
Kirkland Lake Gold Ltd.	387,662	17,366,298
Lundin Gold, Inc. (a)	83,200	480,417
Newcrest Mining Ltd.	335,506	7,869,130
Novagold Resources, Inc. (a)	444,593	2,701,418
Royal Gold, Inc.	10,700	1,318,347
		96,287,843

TOTAL MATERIALS		143,248,188

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	175,921	38,901,411
AvalonBay Communities, Inc.	8,800	1,894,904
Equity Residential (SBI)	124,100	10,704,866
Essex Property Trust, Inc.	6,900	2,253,885
		53,755,066
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Class A (a)(d)(e)	3,404	120,263

TOTAL REAL ESTATE		53,875,329

UTILITIES - 0.3%
Electric Utilities - 0.3%
NextEra Energy, Inc.	97,800	22,786,422
TOTAL COMMON STOCKS
(Cost $3,234,087,940)		6,332,373,227

Convertible Preferred Stocks - 1.7%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(d)(e)	139,573	343,350
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	35,238	3,611,895
Series E (a)(d)(e)	16,112	1,651,480
		5,263,375
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(d)(e)	9,254	3,867,247
HEALTH CARE - 0.1%
Biotechnology - 0.0%
23andMe, Inc.:
Series E (a)(d)(e)	46,180	612,809
Series F (a)(d)(e)	200,299	2,657,968
		3,270,777
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	480,971	3,337,939

TOTAL HEALTH CARE		6,608,716

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	36,460	7,802,440
Series H (a)(d)(e)	7,256	1,552,784
		9,355,224
INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
Delphix Corp. Series D (a)(d)(e)	232,855	1,907,082
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,907,399	58,156,596
Series C (a)(d)(e)	17,554	535,221
Series D (a)(d)(e)	469,823	14,324,903
		74,923,802
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
WeWork Companies, Inc.:
Series E (a)(d)(e)	347,358	12,272,158
Series F (a)(d)(e)	16,235	573,583
		12,845,741
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $66,656,241)		113,207,455

Money Market Funds - 2.9%
Fidelity Cash Central Fund 1.96% (g)	164,072,079	164,104,893
Fidelity Securities Lending Cash Central Fund 1.96% (g)(h)	24,993,260	24,995,760
TOTAL MONEY MARKET FUNDS
(Cost $189,100,227)		189,100,653
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,489,844,408)		6,634,681,335
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(44,468,396)
NET ASSETS - 100%		$6,590,212,939

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,367,408 or 0.3% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $123,795,678 or 1.9% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc.	12/7/18	$160,205
23andMe, Inc. Series E	6/18/15	$500,004
23andMe, Inc. Series F	8/31/17	$2,780,992
Airbnb, Inc. Series D	4/16/14	$1,434,646
Airbnb, Inc. Series E	6/29/15	$1,499,937
Altiostar Networks, Inc. Series A1	1/10/17	$642,036
ASAC II LP	10/10/13	$155,030
Blu Homes, Inc.	6/10/13 - 12/30/14	$7,036,662
Delphix Corp. Series D	7/10/15	$2,095,695
Magic Leap, Inc. Series B, 8.00%	10/17/14	$22,049,532
Magic Leap, Inc. Series C	12/23/15	$404,321
Magic Leap, Inc. Series D	10/6/17	$12,685,221
Mulberry Health, Inc. Series A-8	1/20/16	$3,248,839
Roofoods Ltd. Series F	9/12/17	$3,271,942
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,883,269
Space Exploration Technologies Corp. Class C	9/11/17	$105,705
Space Exploration Technologies Corp. Series G	1/20/15	$2,824,191
Space Exploration Technologies Corp. Series H	8/4/17	$979,560
Tanium, Inc. Class B	4/21/17	$935,771
TulCo LLC	8/24/17 - 12/14/17	$2,645,550
WeWork Companies, Inc. Class A	6/23/15	$111,956
WeWork Companies, Inc. Series E	6/23/15	$11,424,455
WeWork Companies, Inc. Series F	12/1/16	$814,871

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,621,134
Fidelity Securities Lending Cash Central Fund	284,174
Total	$2,905,308

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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